Provisions - Schedule of Balances and Movement of Provisions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	$ 33,675	$ 42,377	$ 35,261
Increase	99,720	47,500	31,991
Uses	(2,467)	(573)	(787)
Payments	(52,075)	(42,286)	(17,769)
Reversals (not used)	(17,529)	(8,841)	(5,429)
Other reclassifications		(298)	(485)
Effect of exchange differences on the translation into presentation currency	71	(4,204)	(405)
Balance Ending	61,395	33,675	42,377
Legal proceedings [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	19,736	19,101	17,595
Increase	11,961	9,693	8,141
Uses	(250)		(787)
Payments	(2,235)	(2,598)	(2,838)
Reversals (not used)	(9,926)	(3,814)	(3,462)
Other reclassifications	(745)	233
Effect of exchange differences on the translation into presentation currency	88	(2,879)	452
Balance Ending	18,629	19,736	19,101
Taxes other than income tax [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	297	4,473	3,549
Increase			967
Uses		(99)
Payments
Reversals (not used)	(241)	(3,336)
Other reclassifications
Effect of exchange differences on the translation into presentation currency	(2)	(741)	(43)
Balance Ending	54	297	4,473
Restructuring [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	5,180	10,517	2,708
Increase	66,166	30,451	15,211
Uses	(2,217)	(474)
Payments	(38,489)	(33,575)	(5,448)
Reversals (not used)	(1,685)	(1,264)	(920)
Other reclassifications		(473)	(485)
Effect of exchange differences on the translation into presentation currency		(2)	(549)
Balance Ending	28,955	5,180	10,517
Other [Member]
Schedule of Balances and Movement of Provisions [Line Items]
Balance Beginning	8,462	8,286	11,409
Increase	21,593	7,356	7,672
Uses
Payments	(11,351)	(6,113)	(9,483)
Reversals (not used)	(5,677)	(427)	(1,047)
Other reclassifications	745	(58)
Effect of exchange differences on the translation into presentation currency	(15)	(582)	(265)
Balance Ending	$ 13,757	$ 8,462	$ 8,286